GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2018
General and Administrative Expenses [Abstract]
GENERAL AND ADMINISTRATIVE EXPENSES
GENERAL AND ADMINISTRATIVE EXPENSES

For the years ended December 31	2018	2017
Corporate administration[1]	$239	$227
Operating segment administration	26	21
Total[2]	$265	$248

[1]	Includes $63 million (2017: $3 million) related to one-time severance payments.

[2]	Includes employee costs of $156 million (2017: $98 million).